ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period		¥ 3,316,666
Net-of-tax amount
Other comprehensive income before reclassification, Net-of-tax amount		11,280	¥ 50,717	¥ 7,384
Amounts reclassified from accumulated other comprehensive income, Net-of-tax amount		(30,794)	(8,021)	(6,143)
Balance at end of the period	$ 547,528	3,562,380	3,316,666
Foreign currency translation adjustment
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period		43,937	1,241
Net-of-tax amount
Other comprehensive income before reclassification, Net-of-tax amount		(18,714)	42,696	1,241
Balance at end of the period	3,877	25,223	43,937	1,241
Unrealized gain on available-for-sale investments, before tax
Before tax amount
Other comprehensive income before reclassification, Before tax amount		37,277	10,695	8,190
Amounts reclassified from accumulated other comprehensive income, Before tax amount		(38,392)	(10,695)	(8,190)
Net-of-tax amount
Balance at end of the period	(171)	(1,115)
Unrealized gain on available-for-sale investments, Tax
Income Tax (expenses) or benefit
Other comprehensive income before reclassification, Tax (expenses) or benefit		(7,283)	(2,674)	(2,047)
Amounts reclassified from accumulated other comprehensive income, Tax (expenses) or benefit		7,598	2,674	2,047
Net-of-tax amount
Balance at end of the period	48	315
Unrealized gain on available-for-sale investments, net of tax
Net-of-tax amount
Other comprehensive income before reclassification, Net-of-tax amount		29,994	8,021	6,143
Amounts reclassified from accumulated other comprehensive income, Net-of-tax amount		(30,794)	(8,021)	(6,143)
Balance at end of the period	(123)	(800)
Accumulated other comprehensive income
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period		43,937	1,241
Net-of-tax amount
Balance at end of the period	$ 3,754	¥ 24,423	¥ 43,937	¥ 1,241